Schedule of Stock Options (Details) - $ / shares			12 Months Ended
	Aug. 25, 2023	Jun. 05, 2023	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding, Granted				1,650,000
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding, Balance			3,645,000
Weighted average exercise price per share, beginning balance			$ 0.43
Options outstanding, Granted	125,000	400,000	2,170,000	3,370,000
Weighted average exercise price, Granted			$ 0.46	$ 0.43
Options outstanding, Exercised
Weighted average exercise price, Exercised
Options outstanding, Forfeited			(1,400,000)
Weighted average exercise price, Forfeited			$ 0.33
Options outstanding, Expired				(125,000)
Weighted average exercise price, Expired				$ 0.40
Options outstanding, Balance			4,415,000	3,645,000
Weighted average exercise price per share, ending balance			$ 0.46	$ 0.43
Options exercisable, Balance			1,008,125
Weighted average exercisable, Balance			$ 0.45